Finance debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Disclosure of Capital Management
	At 31 December
(in USD million)	2017	2016

Net interest-bearing debt adjusted (ND)	16,287	19,389
Capital employed adjusted (CE)	56,172	54,490

Net debt to capital employed adjusted (ND/CE)	29.0%	35.6%

Disclosure of detailed information about borrowings [table text block]
Non-current finance debt
Finance debt measured at amortised cost
	Weighted average interest rates in %1)		Carrying amount in USD millions at 31 December		Fair value in USD millions at 31 December2)
	2017	2016	2017	2016	2017	2016

Unsecured bonds
United States Dollar (USD)	3.73	3.54	14,953	19,712	16,106	20,681
Euro (EUR)	2.10	2.10	9,347	8,211	10,057	8,884
Great Britain Pound (GBP)	6.08	6.08	1,859	1,693	2,734	2,475
Norwegian kroner (NOK)	4.18	4.18	366	348	427	386

Total			26,524	29,964	29,325	32,427

Unsecured loans
Japanese yen (JPY)	4.30	4.30	89	85	118	119

Finance lease liabilities			478	507	496	526

Total			567	592	614	645

Total finance debt			27,090	30,556	29,938	33,072
Less current portion			2,908	2,557	2,924	2,584

Non-current finance debt			24,183	27,999	27,014	30,488

  Weighted average interest rates are calculated based on the contractual rates on the loans per currency at 31 December and do not include the effect of swap agreements.
  Where available, the fair value of the non-current financial liabilities is determined from quoted market prices, classified at level 1 in the fair value hierarchy. If quoted market prices are not available, fair values are determined from external calculation models based on market observations from various sources, classified at level 2 in the fair value hierarchy.

Disclosure of Non-current finance debt maturity profile [text block]
Non-current finance debt maturity profile
	At 31 December
(in USD million)	2017	2016

Year 2 and 3	3,521	6,478
Year 4 and 5	3,041	3,798
After 5 years	17,620	17,723

Total repayment of non-current finance debt	24,183	27,999

Weighted average maturity (years)	9	9
Weighted average annual interest rate (%)	3.50	3.41

Disclosure of Current finance debt [text block]
Current finance debt
	At 31 December
(in USD million)	2017	2016

Collateral liabilities	704	571
Non-current finance debt due within one year	2,908	2,557
Other including bank overdraft	479	545

Total current finance debt	4,091	3,674

Weighted average interest rate (%)	1.65	1.61

Reconciliation of liabilities arising from financing activities [text block]

(in USD million)	Non current finance debt	Current finance debt	Financial receivable Collaterals 1)	Additional paid in capital Share based payment/Treasury shares	Non controlling interest	Dividend payable	Total

At 31 December 2016	27,999	3,674	(735)	(212)	27	712	31,465
Transfer to current portion	(351)	351	-	-	-	-	-
Effect of exchange rate changes	1,302	(13)	-	-	-	(11)	1,278
Dividend decleared	-	-	-	-	-	2,891	2,891
Scrip dividend	-	-	-	-	-	(1,357)	(1,357)
Cash flows provided by (used in) financing activities	(4,775)	53	464	(62)	(12)	(1,491)	(5,823)
Other changes	8	26	(1)	83	9	(15)	110

At 31 December 2017	24,183	4,091	(272)	(191)	24	729	28,564

1) Financial receivables collaterals are in included in trade and other receivables in the balance sheet. See note 15 Trade and other receivables.